UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Tracey Hanrahan
Title:			Compliance Associate
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		April 6, 2011
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	17
 FORM 13F Information Table Value Total:	$2,769,981

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
AMR CORP AMR			COM	   1765106	109	16,930	     SH	N/A     SOLE	  16,930	0	0
APPLIED MATERIALS INC AMAT	COM	   38222105	251,569	16,105,552   SH	N/A	SOLE	  16,105,552	0	0
BANK OF AMERICA CORP BAC	COM	   60505104	220,216	16,520,301   SH	N/A	SOLE	  16,520,301	0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	283,409	16,525,297   SH	N/A	SOLE	  16,525,297	0	0
DR HORTON INC DHI		COM	   23331A109	233,306	20,026,227   SH	N/A	SOLE	  20,026,227	0	0
EASTMAN KODAK CO EK		COM	   277461109	81	25,060	     SH	N/A	SOLE	  25,060	0	0
FIDELITY NATIONAL FINL-A FNF	COM	   31620R105	108	7,630	     SH	N/A	SOLE	  7,630		0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	214,984	2,808,049    SH	N/A	SOLE	  2,808,049	0	0
GOODYEAR TIRE & RUBBER CO GT	COM	   382550101	131	8,730	     SH	N/A	SOLE	  8,730		0	0
INTEL CORP INTC			COM	   458140100	250,254	12,401,066   SH	N/A	SOLE	  12,401,066	0	0
MICROSOFT CORP MSFT		COM	   594918104	4,884	192,351	     SH	N/A	SOLE	  192,351	0	0
PETROLEO BRASILEIRO	Sponsored ADR	   71654V101	332,200	9,347,228    SH	N/A	SOLE	  9,347,228	0	0
SK TELECOM CO LTD	Sponsored ADR	   78440P108	201,666	10,721,186   SH	N/A	SOLE	  10,721,186	0	0
SUPERVALU INC SVU		COM	   868536103	111	12,450	     SH	N/A	SOLE	  12,450	0	0
SYMANTEC CORP SYMC		COM	   871503108	209,658	11,308,418   SH	N/A	SOLE	  11,308,418	0	0
TIME WARNER CABLE TWC		COM	   88732J207	283,426	3,972,890    SH	N/A	SOLE	  3,972,890	0	0
ZIMMER HOLDINGS INC ZMH		COM	   98956P102	283,869	4,689,725    SH	N/A	SOLE	  4,689,725	0	0

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